361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.4%
	BASIC MATERIALS — 0.4%
1,479	Newmont Corp.[1]	$102,347
25	Sherwin-Williams Co.[1]	16,198
		118,545
	COMMUNICATIONS — 14.6%
17	Alphabet, Inc. - Class A*[1]	25,295
29	Alphabet, Inc. - Class C*[1]	43,006
218	Amazon.com, Inc.*[1]	689,900
4,807	Anaplan, Inc.*[1]	218,286
1,197	Arista Networks, Inc.*[1]	310,945
3,236	Cisco Systems, Inc.[1]	152,416
1,185	Etsy, Inc.*[1]	140,280
2,020	EverQuote, Inc. - Class A*[1]	109,989
377	Facebook, Inc. - Class A*[1]	95,634
14,245	NeoPhotonics Corp.*[1]	129,772
1,714	Spotify Technology S.A.*[1,2]	441,903
3,093	T-Mobile US, Inc.*[1]	332,126
1,599	Ubiquiti, Inc.[1]	296,295
9,069	Verizon Communications, Inc.[1]	521,286
8,285	ViacomCBS, Inc.[1]	215,990
917	ViacomCBS, Inc.[1]	25,438
784	Wayfair, Inc.*[1]	208,614
2,562	Zscaler, Inc.*[1]	332,676
		4,289,851
	CONSUMER, CYCLICAL — 11.7%
2,966	Copart, Inc.*[1]	276,579
809	Costco Wholesale Corp.[1]	263,354
8,577	Fastenal Co.[1]	403,462
530	GAN Ltd.*[1,2]	10,255
1,149	G-III Apparel Group Ltd.*[1]	11,364
9,883	Lions Gate Entertainment Corp. - Class A*[1,2]	75,704
3,924	Lovesac Co.*[1]	124,705
670	Lululemon Athletica, Inc.*[1]	218,145
10,238	Marine Products Corp.[1]	131,354
3,287	NIKE, Inc. - Class B1	320,844
1,964	Ollie's Bargain Outlet Holdings, Inc.*[1]	206,416
7,830	Purple Innovation, Inc.*[1]	190,817
107	Roku, Inc.*[1]	16,573
255	Tesla, Inc.*[1]	364,844
6,307	TJX Cos., Inc.[1]	327,901
2,120	Tractor Supply Co.[1]	302,609
55	Ulta Beauty, Inc.*[1]	10,614

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
5,813	United Airlines Holdings, Inc.*[1]	$182,412
		3,437,952
	CONSUMER, NON-CYCLICAL — 32.6%
4,230	ACADIA Pharmaceuticals, Inc.*[1]	175,841
1,388	Beyond Meat, Inc.*[1]	174,749
17,594	BioDelivery Sciences International, Inc.*[1]	73,719
4,613	Booz Allen Hamilton Holding Corp. - Class A1	377,159
464	Boston Beer Co., Inc. - Class A*[1]	376,044
6,681	Bristol-Myers Squibb Co.[1]	391,907
1,273	Celsius Holdings, Inc.*[1]	18,675
8,053	Champions Oncology, Inc.*[1]	70,383
3,339	Chegg, Inc.*[1]	270,359
3,228	Church & Dwight Co., Inc.[1]	310,953
1,574	Clorox Co.[1]	372,267
10,969	Corteva, Inc.[1]	313,275
632	DexCom, Inc.*[1]	275,261
1,546	Estee Lauder Cos., Inc. - Class A1	305,397
598	Flowers Foods, Inc.[1]	13,605
6,098	Hormel Foods Corp.[1]	310,144
902	IDEXX Laboratories, Inc.*[1]	358,771
275	Insulet Corp.*[1]	55,924
5,943	Kellogg Co.[1]	410,008
8,808	Kroger Co.[1]	306,430
3,196	Livongo Health, Inc.*[1]	406,691
6,334	Merck & Co., Inc.[1]	508,240
6,783	Mondelez International, Inc. - Class A1	376,389
248	Monster Beverage Corp.*[1]	19,463
17,840	OPKO Health, Inc.*[1]	91,876
12,765	Pfizer, Inc.[1]	491,197
16,733	Pilgrim's Pride Corp.*[1]	256,852
2,637	Post Holdings, Inc.*[1]	234,007
2,232	Repligen Corp.*[1]	336,831
6,457	Rollins, Inc.[1]	338,347
2,020	Square, Inc. - Class A*[1]	262,297
20,004	Stereotaxis, Inc.*[1]	77,015
4,054	Sysco Corp.[1]	214,254
1,823	Tandem Diabetes Care, Inc.*[1]	190,431
5,696	Vapotherm, Inc.*[1]	297,559
1,845	West Pharmaceutical Services, Inc.[1]	496,065
594	Zynex, Inc.*[1]	11,357
		9,569,742

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 0.3%
2,781	Antero Midstream Corp.[1]	$15,768
331	Exxon Mobil Corp.[1]	13,928
3,652	Occidental Petroleum Corp.[1]	57,483
		87,179
	FINANCIAL — 9.3%
428	Americold Realty Trust - REIT[1]	17,270
12,345	Assured Guaranty Ltd.[1,2]	269,491
7,127	Athene Holding Ltd. - Class A*[1,2]	229,846
5,881	CBRE Group, Inc. - Class A*[1]	257,647
1,246	Erie Indemnity Co. - Class A1	261,809
5,192	eXp World Holdings, Inc.*[1]	103,165
383	Highwoods Properties, Inc. - REIT[1]	14,684
5,797	Invitation Homes, Inc. - REIT[1]	172,866
933	JPMorgan Chase & Co.[1]	90,165
6,744	KKR Real Estate Finance Trust, Inc. - REIT[1]	112,288
5,389	Mercury General Corp.[1]	231,242
11,270	New Senior Investment Group, Inc. - REIT[1]	38,318
16,197	Old Republic International Corp.[1]	260,286
8,671	Safeguard Scientifics, Inc.[1]	49,338
2,462	Simon Property Group, Inc. - REIT[1]	153,506
9,523	STORE Capital Corp. - REIT[1]	225,600
4,498	Tradeweb Markets, Inc. - Class A1	243,207
		2,730,728
	INDUSTRIAL — 7.2%
4,122	Agilent Technologies, Inc.[1]	397,072
18,068	Amcor PLC[1,2]	186,100
1,074	Ardagh Group S.A.[1,2]	14,617
5,459	BWX Technologies, Inc.[1]	297,625
3,487	C.H. Robinson Worldwide, Inc.[1]	326,802
22,545	Daseke, Inc.*[1]	94,013
313	Donaldson Co., Inc.[1]	15,131
2,875	Expeditors International of Washington, Inc.[1]	242,966
9,460	Gentex Corp.[1]	255,325
4,994	National Instruments Corp.[1]	177,287
3,526	Powell Industries, Inc.[1]	93,615
126	Proto Labs, Inc.*[1]	15,135
		2,115,688
	TECHNOLOGY — 22.5%
182	Activision Blizzard, Inc.[1]	15,039
5,417	Advanced Micro Devices, Inc.*[1]	419,438
88	Alteryx, Inc.*[1]	15,443

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,824	Apple, Inc.[1]	$775,273
281	Black Knight, Inc.*[1]	21,052
5,297	Cerner Corp.[1]	367,877
7,286	Digital Turbine, Inc.*[1]	101,130
1,810	DocuSign, Inc.*[1]	392,462
9,317	Dropbox, Inc. - Class A*[1]	211,962
986	EPAM Systems, Inc.*[1]	286,019
2,319	Five9, Inc.*[1]	280,182
3,359	International Business Machines Corp.[1]	412,955
1,205	Intuit, Inc.[1]	369,176
1,636	Jack Henry & Associates, Inc.[1]	291,699
2,913	Manhattan Associates, Inc.*[1]	279,036
3,636	Microsoft Corp.[1]	745,416
1,212	Monolithic Power Systems, Inc.[1]	321,192
12,189	Pure Storage, Inc.*[1]	217,695
5,678	Red Violet, Inc.*[1]	86,930
20,014	Rimini Street, Inc.*[1]	105,874
1,424	Veeva Systems, Inc. - Class A*[1]	376,748
1,011	Zoom Video Communications, Inc. - Class A*[1]	256,703
25,185	Zynga, Inc. - Class A*[1]	247,569
		6,596,870
	UTILITIES — 3.8%
2,203	Dominion Energy, Inc.[1]	178,509
2,912	Entergy Corp.[1]	306,139
6,584	Genie Energy Ltd. - Class B1	53,528
12,112	MDU Resources Group, Inc.[1]	254,110
13,086	Spark Energy, Inc. - Class A1	98,799
11,950	Vistra Corp.[1]	222,987
		1,114,072
	TOTAL COMMON STOCKS
	(Cost $25,984,944)	30,060,627

Principal Amount
	SHORT-TERM INVESTMENTS — 23.0%
$6,746,714	UMB Money Market Fiduciary, 0.01%[3]	6,746,714
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,746,714)	6,746,714

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Value
TOTAL INVESTMENTS — 125.4%
(Cost $32,731,658)	$36,807,341
Liabilities in Excess of Other Assets — (25.4)%	(7,445,985)
TOTAL NET ASSETS — 100.0%	$29,361,356

Number of Shares
	SECURITIES SOLD SHORT — (30.9)%
	COMMON STOCKS — (30.9)%
	BASIC MATERIALS — (0.8)%
(19,431)	Olin Corp.	(218,404)
	COMMUNICATIONS — (2.3)%
(6,158)	Maxar Technologies, Inc.	(109,551)
(1,496)	Okta, Inc.*	(330,586)
(6,599)	Twitter, Inc.*	(240,203)
		(680,340)
	CONSUMER, CYCLICAL — (6.1)%
(4,232)	Brunswick Corp.	(283,459)
(5,102)	Camping World Holdings, Inc. - Class A	(186,835)
(16,026)	Capri Holdings Ltd.*[2]	(240,069)
(12,240)	Dave & Buster's Entertainment, Inc.	(151,042)
(9,494)	Foot Locker, Inc.	(279,029)
(15,669)	Newell Brands, Inc.	(256,972)
(13,933)	Nordstrom, Inc.	(190,743)
(15,878)	Tenneco, Inc. - Class A*	(117,656)
(15,014)	VOXX International Corp.*	(97,891)
		(1,803,696)
	CONSUMER, NON-CYCLICAL — (6.7)%
(2,995)	10X Genomics, Inc. - Class A*	(294,618)
(4,799)	2U, Inc.*	(226,009)
(10,638)	Acadia Healthcare Co., Inc.*	(317,119)
(2,669)	Arrowhead Pharmaceuticals, Inc.*	(114,954)
(11,383)	Avantor, Inc.*	(251,337)
(2,043)	Avis Budget Group, Inc.*	(52,914)
(2,817)	Axcella Health, Inc.*	(12,648)
(43,257)	Coty, Inc. - Class A	(160,483)
(11,250)	Envista Holdings Corp.*	(246,037)
(247)	Horizon Therapeutics Plc*[2]	(15,114)
(11,922)	Lannett Co., Inc.*	(70,936)
(17,498)	PhaseBio Pharmaceuticals, Inc.*	(69,992)
(824)	Reata Pharmaceuticals, Inc. - Class A*	(121,705)
		(1,953,866)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY — (3.0)%
(15,903)	Apache Corp.	$(244,111)
(5,548)	First Solar, Inc.*	(330,384)
(31,686)	Noble Energy, Inc.	(316,543)
		(891,038)
	FINANCIAL — (2.8)%
(572)	Credit Acceptance Corp.*	(267,662)
(6,534)	Interactive Brokers Group, Inc. - Class A	(324,086)
(800)	Macerich Co. - REIT	(6,104)
(6,289)	Texas Capital Bancshares, Inc.*	(208,921)
		(806,773)
	INDUSTRIAL — (3.7)%
(7,253)	Bristow Group, Inc.*	(116,121)
(17,288)	Cornerstone Building Brands, Inc.*	(98,023)
(966)	Covenant Logistics Group, Inc.*	(16,277)
(9,775)	Lydall, Inc.*	(158,355)
(22,596)	NN, Inc.	(118,855)
(5,924)	Park-Ohio Holdings Corp.	(85,424)
(6,466)	Ryder System, Inc.	(236,850)
(4,090)	SMART Global Holdings, Inc.*[2]	(114,070)
(21,026)	Triumph Group, Inc.	(142,556)
		(1,086,531)
	TECHNOLOGY — (5.5)%
(7,906)	Asure Software, Inc.*	(50,994)
(9,322)	Atomera, Inc.*	(99,186)
(21,969)	Change Healthcare, Inc.*	(256,158)
(4,901)	Cree, Inc.*	(337,777)
(1,659)	Everbridge, Inc.*	(236,905)
(12,340)	Pluralsight, Inc. - Class A*	(261,238)
(7,809)	Unisys Corp.*	(92,849)
(6,759)	Western Digital Corp.	(291,313)
		(1,626,420)
	TOTAL COMMON STOCKS
	(Proceeds $8,299,126)	(9,067,068)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $8,299,126)	$(9,067,068)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
US – United States

*Non-income producing security.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $29,046,592, which represents 98.93% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.